NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Nov. 30, 2021
Nature Of Operations And Ability To Continue As Going Concern Abstract
NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN

Plymouth Rock Technologies Inc. (the "Company") was incorporated under the Business Corporations Act of British Columbia on October 17, 2011. The head office, principal address and registered and records office of the Company are located at 206 - 1045 West 8th Avenue, Vancouver, B.C., V6H 1C3.

On March 10, 2016, the Company's common shares commenced trading on the CSE. On January 8, 2019, the Company's common shares commenced trading on the Frankfurt Stock Exchange in Germany under the Symbol: 4XA, WKN# - A2N8RH. Effective August 27, 2019, the Company's common shares commenced trading on the OTC Markets Group ("OTCQB") under the symbol: PLRTF.

Since the Company completed its business acquisition with Plymouth Rock Technologies Inc. ("Plymouth Rock USA") in 2018, it has changed its name from Alexandra Capital Corp. to Plymouth Rock Technologies Inc. with the trading symbol "PRT" on November 1, 2018. As a result of the acquisition, the Company's principal business activity through its subsidiary, Plymouth Rock USA ("PRT USA"), was changed to focus on developing technologies related to remotely detecting assault firearms and suicide bombs concealed on the person or a carry bag. The Company focuses on detection methods with and without the need for a checkpoint of the suspect who is being screened. The Company's planned products encompass the very latest radar, imaging, and Unmanned Aerial System ("UAS") technologies for quickly detecting, locating and identifying the presence of threats and for search and rescue missions for law enforcement.

On March 26, 2021, the Company incorporated a subsidiary in United Kingdom, Plymouth Rock Technologies UK Limited ("PRT UK"). The purpose of PRT UK is to augment the Company's existing research and development of its drone technologies for the US and EMEA markets.

On June 4, 2021, the Company completed its acquisition of Tetra Drones Limited ("Tetra") (Note 3). The acquisition of Tetra provides the Company with drones production line in the United Kingdom.

Going Concern

These consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. At present, the Company's operations do not generate cash flows from operations. The Company has incurred losses since inception and has a comprehensive loss of $4,944,231 for the year ended November 30, 2021, (2020 - $2,904,690) and had an accumulated deficit of $13,867,962 (2020 - $8,893,128). The ability of the Company to continue as a going concern is dependent on achieving profitable operations, commercializing its technologies, and obtaining the necessary financing in order to develop these technologies further. The outcome of these matters cannot be predicted at this time. The Company will continue to review the prospects of raising additional debt and equity financing to support its operations until such time that its operations become self- sustaining, to fund its research and development activities and to ensure the realization of its assets and discharge of its liabilities. While the Company is expending its best efforts to achieve the above plans, there is no assurance that any such activity will generate sufficient funds for future operations. These factors and uncertainty casts significant doubt about the Company's ability to continue as a going concern and therefore it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The Company is not expected to be profitable during the ensuing 12 months, and therefore, must rely on securing additional funds from either issuance of debt or equity financing for cash consideration. During the year ended November 30, 2021, the Company received net cash proceeds of $4,417,047 (November 30, 2020 - $1,635,564) pursuant to financing activities. Management has been successful in raising capital through periodic private placements of the Company's common shares in the past, however there is no certainty that financing will be available in the future, or certainty that management's planned actions to address this situation will be successful.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future rather than a process of forced liquidation. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. Such adjustments could be material.

In March 2020, the World Health Organization declared a global pandemic known as COVID-19. The expected impacts on global commerce are expected to be far reaching. Material uncertainties may come into existence that could influence management's going concern assumption. The duration and impact of the COVID-19 outbreak is currently unknown and it is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its subsidiaries, in future periods, such as:

•	This will and has impacted demand and testing for the Company's products and services in the near term and will and has impacted the Company's supply chains.
•	It may and has also impacted the availability of external funding sources during this year.
•	the effect on labor availability due to the severity and the length of potential measures taken by governments to manage the spread of the disease.

Management continues to closely evaluate the impact of COVID-19 on the Company's business.